Income taxes - Summary of Singapore statutory rates to the Company's effective tax rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Singapore income tax rate	17.00%	17.00%	17.00%
Difference from the effect of tax rates in a foreign jurisdiction (PRC)	(14.60%)	1.00%	0.00%
Impact of preferential tax rate difference in PRC	7.90%	1.20%	0.50%
Tax rebate in Singapore	(2.00%)	(0.70%)	0.00%
Additional R&D deduction	(10.10%)	(4.60%)	(3.10%)
Change in valuation allowance	36.40%	0.40%	0.00%
Permanent differences	6.90%	3.80%	(0.20%)
Effective tax rate	41.50%	18.10%	14.20%